SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2017
SEGMENTED INFORMATION
SEGMENTED INFORMATION

18.                SEGMENTED INFORMATION

The Company operates primarily in the gold mining industry and its major product is gold.  Its activities include gold production, acquisition, exploration and development of gold properties.  The Company’s primary mining operations are in the United States, the Russian Federation, Brazil, Chile, Ghana and Mauritania.

The reportable segments are those operations whose operating results are reviewed by the chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance provided those operations pass certain quantitative thresholds.  Operations whose revenues, earnings or losses or assets exceed 10% of the total consolidated revenue, earnings or losses or assets are reportable segments.

In order to determine reportable operating segments, management reviews various factors, including geographical location and managerial structure.  It was determined by management that a reportable operating segment generally consists of an individual mining property managed by a single general manager and management team.

The Kupol segment includes the Kupol and Dvoinoye mines.  These two mines have been aggregated into one reportable segment as they have integrated cost structures, due to the processing of Dvoinoye ore at the Kupol mill, and other shared infrastructure such as the purchasing function.

The Corporate and other segment includes corporate, Cerro Casale until its disposal on June 9, 2017, shutdown and other non-operating assets (including La Coipa, Lobo-Marte and White Gold until its disposal on June 14, 2017) and non-mining and other operations.  These have been aggregated into one reportable segment as they do not generate revenues for the Company.

Finance income, finance expense, other income (expense), and equity in earnings (losses) of associate and joint ventures are managed on a consolidated basis and are not allocated to operating segments.

i.Operating segments

The following tables set forth operating results by reportable segment for the following periods:

	Operating segments									Non-operating segments (a)
Years ended December 31, 2017:	Fort Knox	Round Mountain	Bald Mountain	Paracatu	Maricunga	Kupol	Kettle River- Buckhorn	Tasiast	Chirano	Corporate and other (b)	Total
Revenue
Metal sales	$481.1	552.2	331.5	447.0	52.0	726.9	96.3	298.4	317.6	—	$3,303.0
Cost of sales
Production cost of sales	239.9	302.5	168.9	310.2	19.9	300.9	36.8	178.2	200.1	—	1,757.4
Depreciation, depletion and amortization	86.6	107.4	83.5	127.0	4.6	184.2	0.6	78.6	138.6	8.3	819.4
Impairment, net of reversals	(88.6)	—	—	253.0	—	—	—	(142.9)	—	—	21.5

Total cost of sales	237.9	409.9	252.4	690.2	24.5	485.1	37.4	113.9	338.7	8.3	2,598.3

Gross profit (loss)	$243.2	142.3	79.1	(243.2)	27.5	241.8	58.9	184.5	(21.1)	(8.3)	$704.7

Other operating expense	9.5	—	1.1	20.1	6.1	(0.3)	10.9	60.0	(1.8)	24.0	129.6
Exploration and business development	9.0	2.6	9.5	—	0.1	17.1	4.6	5.7	8.2	49.2	106.0
General and administrative	—	—	—	—	—	—	—	—	—	132.6	132.6

Operating earnings (loss)	$224.7	139.7	68.5	(263.3)	21.3	225.0	43.4	118.8	(27.5)	(214.1)	$336.5

Other income (expense) - net											188.1
Equity in earnings (losses) of associate and joint ventures											(1.3)
Finance income											13.5
Finance expense											(117.8)

Earnings before tax											$419.0

	Operating segments									Non-operating segments (a)
Years ended December 31, 2016:	Fort Knox	Round Mountain	Bald Mountain	Paracatu	Maricunga	Kupol	Kettle River- Buckhorn	Tasiast	Chirano	Corporate and other (b)	Total
Revenue
Metal sales	$510.8	477.1	139.6	599.6	219.4	919.2	139.8	208.0	258.5	—	$3,472.0
Cost of sales
Production cost of sales	302.2	292.0	131.7	346.4	145.2	324.3	73.0	179.3	189.7	—	1,983.8
Depreciation, depletion and amortization	88.7	94.7	38.6	142.7	34.4	236.8	1.3	96.4	109.9	11.5	855.0
Impairment, net of reversals	—	—	—	—	139.6	—	—	—	—	—	139.6

Total cost of sales	390.9	386.7	170.3	489.1	319.2	561.1	74.3	275.7	299.6	11.5	2,978.4

Gross profit (loss)	$119.9	90.4	(30.7)	110.5	(99.8)	358.1	65.5	(67.7)	(41.1)	(11.5)	$493.6

Other operating expense	1.0	—	2.0	74.3	50.8	(0.5)	(0.7)	46.3	8.0	28.1	209.3
Exploration and business development	8.9	4.6	4.7	—	—	13.3	2.2	5.9	8.9	45.8	94.3
General and administrative	—	—	—	—	—	—	—	—	—	143.7	143.7

Operating earnings (loss)	$110.0	85.8	(37.4)	36.2	(150.6)	345.3	64.0	(119.9)	(58.0)	(229.1)	$46.3

Other income (expense) - net											22.5
Equity in earnings (losses) of associate and joint venture											(1.2)
Finance income											7.5
Finance expense											(134.6)

Loss before tax											$(59.5)

	Operating segments									Non-operating segments(a)
	Fort Knox	Round Mountain	Bald Mountain	Paracatu	Maricunga	Kupol	Kettle River- Buckhorn	Tasiast	Chirano	Corporate and other(b)	Total
Property, plant and equipment at: December 31, 2017	$354.1	286.2	422.2	1,383.1	39.5	474.7	1.3	1,296.0	332.6	297.5	$4,887.2

Total assets at: December 31, 2017	$559.1	460.2	612.2	1,646.5	171.3	1,164.5	9.2	1,580.3	516.4	1,437.5	$8,157.2

Capital expenditures for year ended December 31, 2017 (c)	$110.2	97.1	90.4	121.6	1.4	54.1	—	434.5	46.0	5.0	$960.3

	Operating segments									Non-operating segments(a)
	Fort Knox	Round Mountain	Bald Mountain	Paracatu	Maricunga	Kupol	Kettle River- Buckhorn	Tasiast	Chirano	Corporate and other(b)	Total
Property, plant and equipment at: December 31, 2016	$248.4	307.1	440.9	1,647.5	37.6	599.5	2.0	826.9	416.6	391.1	$4,917.6

Total assets at: December 31, 2016	$457.7	430.8	598.9	1,880.4	145.3	1,417.0	15.9	1,122.8	581.5	1,329.0	$7,979.3

Capital expenditures for year ended December 31, 2016 (c)	$67.2	70.1	41.2	113.8	5.1	88.0	—	200.4	48.2	11.1	$645.1

(a)	Non-operating segments include development properties.

(b)

Corporate and other includes corporate, Cerro Casale until its disposal on June 9, 2017, shutdown and other non-operating assets (including La Coipa, Lobo-Marte and White Gold until its disposal on June 14, 2017).

(c)	Segment capital expenditures are presented on an accrual basis. Additions to property, plant and equipment in the consolidated statements of cash flows are presented on a cash basis.

ii.Geographic segments

The following table shows metal sales and property, plant and equipment by geographic region:

	Metal sales		Property, plant and equipment
	Years ended December 31,		As at December 31,
	2017	2016	2017	2016
Geographic information (a)
United States	$1,461.1	$1,267.3	$1,067.4	$1,002.1
Russian Federation	726.9	919.2	482.3	630.8
Brazil	447.0	599.6	1,383.1	1,647.5
Chile	52.0	219.4	308.8	306.6
Mauritania	298.4	208.0	1,302.1	832.5
Ghana	317.6	258.5	343.5	427.9
Canada	—	—	—	70.2

Total	$3,303.0	$3,472.0	$4,887.2	$4,917.6

(a) Geographic location is determined based on location of the mining assets.

iii.Significant customers

The following table represents sales to individual customers exceeding 10% of annual metal sales for the following periods:

For the year ended December 31, 2017:	Fort Knox	Round Mountain	Bald Mountain	Paracatu	Maricunga	Kupol	Kettle River- Buckhorn	Tasiast	Chirano	Total
Customer

1	$—	—	—	—	—	694.5	—	—	—	694.5
2	54.4	60.2	64.8	48.8	6.8	16.4	16.9	146.9	116.3	531.5
3	6.4	19.0	16.4	157.9	11.6	—	—	31.7	99.1	342.1

										$1,568.1

% of total metal sales										47.5%

For the year ended December 31, 2016:	Fort Knox	Round Mountain	Bald Mountain	Paracatu	Maricunga	Kupol	Kettle River- Buckhorn	Tasiast	Chirano	Total
Customer
1	$101.8	75.9	22.0	130.1	41.8	20.5	66.6	80.2	72.5	$611.4
2	—	—	—	—	—	473.5	—	—	—	473.5
3	—	—	—	—	—	405.5	—	—	—	405.5

										$1,490.4

% of total metal sales										42.9%

The Company is not economically dependent on a limited number of customers for the sale of its product because gold can be sold through numerous commodity market traders worldwide.